TRADING SECURITIES	12 Months Ended
Dec. 31, 2013
TRADING SECURITIES [Abstract]
TRADING SECURITIES
5.	TRADING SECURITIES

The Company from time to time invests in publicly traded equity and debt securities in China's stock market, and accounts for such investments as trading securities. The Company recognized gain related to trading securities of $85,561, $261,473 and $nil in the statements of comprehensive income for the years ended December 31, 2011, 2012 and 2013, respectively.